Notes Payable - Additional Information (Details) $ in Millions	12 Months Ended
Dec. 31, 2020 USD ($)
Amended Unsecured Promissory Note [Member]
Notes Payable [Line Items]
Debt instrument extended maturity term	3 years
Debt instrument maturity period	2022-05
Promissory Note [Member]
Notes Payable [Line Items]
Threshold limit for prepayment of note	$ 24.0